Borrowing Arrangements - Related Party - Convertible Promissory Notes (Details) - USD ($)			9 Months Ended	12 Months Ended
	Aug. 25, 2022	Jan. 18, 2022	Sep. 30, 2022	Dec. 31, 2021
Related Party Transaction. [Line Items]
Gross proceeds of convertible promissory notes			$ 1,500,000
TEMPO AUTOMATION INC
Related Party Transaction. [Line Items]
Loss on extinguishment			$ (38,939,000)	$ (319,000)
2022 Promissory Notes | TEMPO AUTOMATION INC
Related Party Transaction. [Line Items]
Gross proceeds of convertible promissory notes		$ 5,000,000.0
Interest Rate of per annum		10.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability		$ 100,000
Loss on extinguishment	$ 13,800,000